Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate and the Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	34.00%	34.00%	34.00%
State tax provision, net of federal benefit		(0.20%)
Share-based compensation	(5.50%)	(4.40%)	(11.10%)
Valuation allowance	(27.90%)	(30.40%)	(23.30%)
Other	(0.20%)		(0.10%)
Effective tax rate	0.40%	(1.00%)	(0.50%)